GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2014
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

NOTE 11:- GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.       Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.      Geographical information:

1.      Revenues:

	Year ended December 31,
	2012	2013	2014

License and SaaS

Far East	$1,534	$2,362	$2,794
Europe	9,146	4,934	6,985
North and South America	2,442	4,407	6,995
Africa and Middle East	2,181	825	510

	15,303	12,528	17,284
Service revenues

Far East	3,482	3,220	3,487
Europe	10,790	11,632	12,250
North and South America	1,595	1,131	2,531
Africa and Middle East	160	546	303

	16,027	16,529	18,571

Total revenues	$31,330	$29,057	$35,855

2.      The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2012	2013	2014

Israel	$203	$135	$127
USA	-	-	974
Other	174	125	79

Total Long-lived assets:	$377	$260	$1,180

c.      Major customers' data:

In 2012, 2014 the Company had no customer who accounted for more than 10% of the total revenues. During 2013 one customer accounted for 10.2% of the total revenues.